Schedule of Assets (Held at End of Year) Schedule of Assets (Details)	12 Months Ended
Dec. 31, 2025 USD ($)
Statement [Line Items]
EBP, asset held for investment, investment, excluding plan interest in master trust, current value	$ 43,449,752
EBP, net asset available for benefit	43,810,819
EBP, asset held for investment, participant loan, after deemed distribution	361,067
EuroPacific Growth Fund
Statement [Line Items]
EBP, asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,916,125
EBP, investment, current value, type extensible enumerations	Mutual Fund
American Funds Target Date 2025
Statement [Line Items]
EBP, asset held for investment, investment, excluding plan interest in master trust, current value	$ 176,955
EBP, investment, current value, type extensible enumerations	Mutual Fund
American Funds Target Date 2030
Statement [Line Items]
EBP, asset held for investment, investment, excluding plan interest in master trust, current value	$ 125,431
EBP, investment, current value, type extensible enumerations	Mutual Fund
American Funds Target Date 2035
Statement [Line Items]
EBP, asset held for investment, investment, excluding plan interest in master trust, current value	$ 3,379
EBP, investment, current value, type extensible enumerations	Mutual Fund
American Funds Target Date 2040
Statement [Line Items]
EBP, asset held for investment, investment, excluding plan interest in master trust, current value	$ 25,498
EBP, investment, current value, type extensible enumerations	Mutual Fund
American Funds Target Date 2045
Statement [Line Items]
EBP, asset held for investment, investment, excluding plan interest in master trust, current value	$ 4,460
EBP, investment, current value, type extensible enumerations	Mutual Fund
American Funds Target Date 2055
Statement [Line Items]
EBP, asset held for investment, investment, excluding plan interest in master trust, current value	$ 105
EBP, investment, current value, type extensible enumerations	Mutual Fund
American Funds Target Date 2060
Statement [Line Items]
EBP, asset held for investment, investment, excluding plan interest in master trust, current value	$ 16,468
EBP, investment, current value, type extensible enumerations	Mutual Fund
Growth Fund of America Inc.
Statement [Line Items]
EBP, asset held for investment, investment, excluding plan interest in master trust, current value	$ 6,711,922
EBP, investment, current value, type extensible enumerations	Mutual Fund
T. Rowe Price Equity Income Fund
Statement [Line Items]
EBP, asset held for investment, investment, excluding plan interest in master trust, current value	$ 2,673,328
EBP, investment, current value, type extensible enumerations	Mutual Fund
Community Bancorp.
Statement [Line Items]
EBP, asset held for investment, investment, excluding plan interest in master trust, current value	$ 11,526,281
EBP, investment, current value, type extensible enumerations	Marketable Equity Security
Fidelity Money Market Fund
Statement [Line Items]
EBP, asset held for investment, investment, excluding plan interest in master trust, current value	$ 3,851,208
EBP, investment, current value, type extensible enumerations	Money Market
Federated Government Obligations Fund
Statement [Line Items]
EBP, asset held for investment, investment, excluding plan interest in master trust, current value	$ 124,093
EBP, investment, current value, type extensible enumerations	Money Market
American Balanced Fund
Statement [Line Items]
EBP, asset held for investment, investment, excluding plan interest in master trust, current value	$ 5,790,083
EBP, investment, current value, type extensible enumerations	Mutual Fund
Dodge & Cox Balanced Fund
Statement [Line Items]
EBP, asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,233,078
EBP, investment, current value, type extensible enumerations	Mutual Fund
Royce Premier Investment Fund
Statement [Line Items]
EBP, asset held for investment, investment, excluding plan interest in master trust, current value	$ 1,715,775
EBP, investment, current value, type extensible enumerations	Mutual Fund
Vanguard Total Stock Market Index Fund
Statement [Line Items]
EBP, asset held for investment, investment, excluding plan interest in master trust, current value	$ 7,019,988
EBP, investment, current value, type extensible enumerations	Mutual Fund
Vanguard Short Term Bond Index Fund
Statement [Line Items]
EBP, asset held for investment, investment, excluding plan interest in master trust, current value	$ 535,575
EBP, investment, current value, type extensible enumerations	Mutual Fund